Summary of Significant Accounting Policies (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2021 USD ($) segment customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer
Breakage income		$ 0	$ 0	$ 0
Percentage of loyalty for subscription customers	3.00%
Percentage of loyalty for non-subscription customers	1.00%
Term of franchise agreement		10 years
Term of license agreement		10 years
Maximum number of days for refund for returns		30 days
Allowance for sales returns and charge backs		$ 199	205
Number of reportable segments | segment		1
Maximum settlement terms of credit card transactions included in cash and cash equivalents		5 days
Lease term		10 years
Restricted cash		$ 0	400
Allowance for doubtful accounts receivable		112	176
Impairment loss of long-lived assets		$ 0	0	0
Share of the losses			$ (52)	$ (80)
Number of single customer represents more than 10% of revenue | customer		0	0	0
Number of customers accounted for outstanding receivables | customer		1	2
Prepaid marketing and advertising expenses		$ 1,941	$ 93
Revenue
Breakage income		$ 368
Customer concentration risk
Concentration Risk Threshold Percentage		10.00%	10.00%	10.00%
Customer concentration risk | Accounts receivable | Customers
Percentage of outstanding accounts receivable		19.00%	54.00%
Internal Use Software
Internal use software, expected economic life		3 years